RECONCILIATION BETWEEN U.S. GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS - Reconciliation of net income in the consolidated statements of comprehensive income (Details) - HKD ($)
$ in Thousands
	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of net income attributable to the Company in the consolidated statements of comprehensive income
Net income	$ 1,213,525	$ 1,696,190	$ 1,968,168	$ 2,311,401
Operating lease expense	57,682	47,543	87,503	77,400
Share-based compensation	$ 97,251	$ 33,416	$ 148,705	$ 64,295